Accrued Liabilities and Other Payables (Details) - Schedule of accrued liabilities and other payables - Nukkleus Inc.[Member] - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Schedule of accrued liabilities and other payables [Abstract]
Unearned revenue		$ 203,222
Others	33,689	29,133
Total	$ 33,689	$ 232,355